UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN		46282
(Address of principal executive offices)		(Zip code)

Christopher D. Pohl One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.                 SCHEDULE OF INVESTMENTS

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2012 (unaudited)

Description	Shares	Value
Common Stocks (89.4%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	34,900	$2,307,588
Precision Castparts Corp.	22,100	3,609,814
		5,917,402
Agriculture (1.7%)
Archer-Daniels-Midland Co.	156,900	4,264,542

Apparel (4.0%)
Columbia Sportswear Co.	56,200	3,034,800
Wolverine World Wide, Inc.	154,800	6,868,476
		9,903,276
Auto Parts and Equipment (2.1%)
Magna International, Inc.	123,400	5,338,284

Banks (7.1%)
Bank of Hawaii Corp.	57,300	2,614,026
Bank of New York Mellon Corp. (The)	63,100	1,427,322
Citigroup, Inc.	29,189	955,064
JPMorgan Chase & Co.	72,207	2,922,939
Northern Trust Corp.	68,400	3,174,786
U.S. Bancorp	193,500	6,637,050
		17,731,187
Beverages (2.9%)
Coca-Cola Co. (The)	187,200	7,100,496

Biotechnology (2.6%)
Amgen, Inc.	77,600	6,543,232

Chemicals (0.5%)
Dow Chemical Co. (The)	38,900	1,126,544

Commercial Services (0.7%)
Robert Half International, Inc.	63,800	1,698,994

Computers (1.0%)
Dell, Inc.	248,600	2,451,196

Diversified Financial Services (0.8%)
Investment Technology Group, Inc.(1)	218,300	1,899,210

Electronics (1.0%)
FLIR Systems, Inc.	119,500	2,387,012

Food (1.7%)
Fresh Del Monte Produce, Inc.	33,900	867,840
Sysco Corp.	103,400	3,233,318
		4,101,158

Description	Shares	Value
Common Stocks (89.4%) (continued)
Healthcare Products (6.3%)
Baxter International, Inc.	101,400	$6,110,364
Medtronic, Inc.	144,900	6,248,088
Zimmer Holdings, Inc.	47,900	3,238,998
		15,597,450
Insurance (1.5%)
Aegon NV	732,985	3,818,852

Iron/Steel (2.3%)
Nucor Corp.	148,400	5,677,784

Machinery-Diversified (1.0%)
Cummins, Inc.	27,800	2,563,438

Mining (0.4%)
Alcoa, Inc.	108,700	961,995

Miscellaneous Manufacturing (8.5%)
Carlisle Cos., Inc.	107,200	5,565,824
Crane Co.	70,400	2,811,072
General Electric Co.	300,500	6,824,355
Illinois Tool Works, Inc.	100,000	5,947,000
		21,148,251
Oil & Gas (11.1%)
ConocoPhillips	104,000	5,946,720
Exxon Mobil Corp.	54,300	4,965,735
Phillips 66	46,200	2,142,294
Royal Dutch Shell PLC ADR	81,600	5,663,856
Tidewater, Inc.	118,050	5,728,967
Valero Energy Corp.	102,200	3,237,696
		27,685,268
Pharmaceuticals (9.8%)
Johnson & Johnson	84,500	5,822,895
McKesson Corp.	80,550	6,929,716
Merck & Co., Inc.	104,100	4,694,910
Pfizer, Inc.	273,950	6,807,658
		24,255,179
Retail (4.8%)
Bed Bath & Beyond, Inc.(1)	76,600	4,825,800
Home Depot, Inc. (The)	43,800	2,644,206
Kohl’s Corp.	88,500	4,532,970
		12,002,976
Semiconductors (5.7%)
Applied Materials, Inc.	426,300	4,759,640
Intel Corp.	258,600	5,865,048
Qualcomm, Inc.	19,400	1,212,306
Texas Instruments, Inc.	89,100	2,454,705
		14,291,699

Description	Shares	Value
Common Stocks (89.4%) (continued)
Software (2.7%)
Adobe Systems, Inc.(1)	77,800	$2,525,388
Autodesk, Inc.(1)	29,100	971,067
Oracle Corp.	105,800	3,331,642
		6,828,097
Telecommunications (2.2%)
Cisco Systems, Inc.	287,500	5,488,375

Toys/Games/Hobbies (1.5%)
Mattel, Inc.	105,700	3,750,236

Transportation (3.1%)
Norfolk Southern Corp.	60,000	3,817,800
Werner Enterprises, Inc.	187,200	4,000,464
		7,818,264

Total common stocks (cost: $198,155,786)		222,350,397

	Interest Rate	Maturity Date	Principal Amount

Short-Term Notes and Bonds (2) (4.0%)
Commercial Paper (4.0%)
Diversified Financial Services (2.4%)
Caterpillar Financial Services	0.122%	10/22/2012	$2,000,000	1,999,800
John Deere Ltd.	0.152	10/10/2012	2,000,000	1,999,900
Paccar Financial Corp.	0.122	10/26/2012	2,000,000	1,999,640
				5,999,340
Electrical Utilities (0.8%)
American Transmission Co.	0.152	10/02/2012	2,000,000	1,999,960

Oil & Gas (0.8%)
Northwest Natural Gas Co.	0.152	10/17/2012	2,000,000	1,999,780

Total short-term notes and bonds (cost: $9,999,476)				9,999,080

Description	Shares	Value
Exchange-Traded Funds (4.1%)
iShares Russell 1000 Value Index Fund	68,900	$4,973,202
iShares Russell Midcap Value Index Fund	69,600	3,390,912
iShares S&P SmallCap 600 Value Index Fund	24,600	1,943,400

Total Exchange-Traded Funds (cost: $8,403,514)		10,307,514

Money Market Mutual Fund (2.5%)
BlackRock Liquidity TempFund Portfolio, 0.14% (3)	6,200,000	6,200,000

Total money market mutual fund (cost: $6,200,000)		6,200,000

Total investments (4) (100.0%) (cost: $222,758,776)		248,856,991

Liabilities in excess of other assets (0.0%)		(21,136)

Net assets (100.0%)		$248,835,855

The following abbreviation is used in the portfolio descriptions:

ADR - American Depositary Receipt

(1)	Non-Income producing securities.

(2)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2012.

(3)	The rate shown reflects the seven day yield as of September 30, 2012.

(4)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2012. See table below.

			Total Net
			Unrealized
Federal Tax Basis	Appreciation	Depreciation	Appreciation
$222,752,346	$52,269,705	$(26,165,060)	$26,104,645

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$222,350,397	$—	$—	$222,350,397
Commercial Paper	—	9,999,080	—	9,999,080
Exchange-Traded Funds	10,307,514	—	—	10,307,514
Money Market Mutual Fund	6,200,000	—	—	6,200,000
Total	$238,857,911	$9,999,080	$—	$248,856,991

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2012, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes(1) (95.5%)
U.S. Government & Agency Obligations (9.6%)
U.S. Treasury Bill Discount Note	0.067%	10/18/2012	$5,000,000	$4,999,842
U.S. Treasury Bill Discount Note	0.080	11/15/2012	10,000,000	9,999,000

Total U.S. government & agency obligations (cost: $14,998,842)				14,998,842

Commercial Paper (85.9%)
Aerospace & Defense (3.3%)
United Technologies Corp.	0.132	10/02/2012	3,200,000	3,199,988
United Technologies Corp.	0.142	10/05/2012	2,000,000	1,999,969
				5,199,957
Agriculture (4.8%)
Archer-Daniels-Midland Co.	0.132	10/24/2012	7,400,000	7,399,385

Air Freight & Logistics (4.8%)
United Parcel Service, Inc.	0.030	10/11/2012	7,500,000	7,499,938

Chemicals (2.9%)
E.I. du Pont de Nemours & Co.	0.122	10/01/2012	2,500,000	2,500,000
E.I. du Pont de Nemours & Co.	0.132	10/03/2012	2,000,000	1,999,986
				4,499,986
Commercial Services (3.9%)
Harvard University	0.101	10/11/2012	6,050,000	6,049,832

Diversified Financial Services (18.5%)
American Honda Finance Corp.	0.132	10/11/2012	5,000,000	4,999,819
General Electric Capital Corp.	0.010	10/10/2012	7,400,000	7,399,982
John Deere Bank SA	0.142	11/15/2012	7,400,000	7,398,705
Paccar Financial Corp.	0.132	10/09/2012	2,500,000	2,499,928
Paccar Financial Corp.	0.122	10/24/2012	2,800,000	2,799,785
Toyota Motor Credit Corp.	0.101	10/24/2012	3,600,000	3,599,770
				28,697,989
Electrical Utilities (4.8%)
American Transmission Co.	0.152	10/02/2012	1,000,000	999,996
American Transmission Co.	0.122	10/09/2012	3,500,000	3,499,907
American Transmission Co.	0.122	10/17/2012	3,000,000	2,999,840
				7,499,743
Food, Beverages (9.6%)
Nestle Finance International Ltd.	0.101	10/03/2012	7,500,000	7,499,958
PepsiCo, Inc.	0.081	10/01/2012	3,400,000	3,400,000
PepsiCo, Inc.	0.071	10/18/2012	4,000,000	3,999,868
				14,899,826
Healthcare Products (8.7%)
Johnson & Johnson	0.071	10/18/2012	7,500,000	7,499,752
Medtronic, Inc.	0.122	10/16/2012	6,000,000	5,999,700
				13,499,452

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes(1) (95.5%) (continued)
Commercial Paper (85.9%) (continued)
Household & Personal Products (1.7%)
Procter & Gamble Co.	0.122%	10/01/2012	$2,600,000	$2,600,000

Internet (4.2%)
Google, Inc.	0.091	10/09/2012	6,600,000	6,599,868

Media (3.8%)
Walt Disney Co.	0.091	10/17/2012	5,900,000	5,899,764

Oil & Gas (14.3%)
Baker Hughes, Inc.	0.132	10/17/2012	2,500,000	2,499,856
Chevron Corp.	0.101	10/04/2012	7,500,000	7,499,937
New Jersey Natural Gas Co.	0.152	10/04/2012	6,500,000	6,499,919
New Jersey Natural Gas Co.	0.122	10/11/2012	1,000,000	999,966
Northwest Natural Gas Co.	0.152	10/01/2012	4,700,000	4,700,000
				22,199,678
Retail (0.6%)
Wal-Mart Stores, Inc.	0.101	10/01/2012	1,000,000	1,000,000

Total commercial paper (cost(2): $133,545,418)				133,545,418

Total short-term notes (cost(2): $148,544,260)				148,544,260

	Shares

Money Market Mutual Fund (4.6%)
BlackRock Liquidity TempFund Portfolio, 0.14%(3)	7,100,000	7,100,000

Total money market mutual fund (cost: $7,100,000)		7,100,000

Total investments(4) (100.1%) (cost: $155,644,260)		155,644,260

Liabilities in excess of other assets (0.1%)		(96,959)

Net assets (100.0%)		$155,547,301

(1) The interest rate for short-term notes reflects the yields for those securities as of September 30, 2012.

(2) Cost represents amortized cost.

(3) The rate shown reflects the seven day yield as of September 30, 2012.

(4) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
U.S. Government & Agency Obligations	$—	$14,998,842	$—	$14,998,842
Commercial Paper	—	133,545,418	—	133,545,418
Money Market Mutual Fund	7,100,000	—	—	7,100,000
Total	$7,100,000	$148,544,260	$—	$155,644,260

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2012, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2012 (unaudited)

Description			Shares	Value

Preferred Stock (0.7%)
Diversified Financial Services (0.7%)
JPMorgan Chase Capital XXIX			39,000	$1,014,000

Total preferred stock (cost: $999,535)				1,014,000

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (96.1%)
U.S. Government & Agency Obligations (37.4%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	1,036,208
Federal Farm Credit Bank	1.850	04/20/2020	1,000,000	1,036,035
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,195,585
FHLMC	4.500	01/15/2015	500,000	547,193
FHLMC	3.750	03/27/2019	750,000	874,013
FNMA	4.375	07/17/2013	1,000,000	1,032,715
FNMA	2.500	05/15/2014	1,000,000	1,036,069
U.S. Treasury Bonds	6.000	02/15/2026	500,000	731,797
U.S. Treasury Bonds	5.375	02/15/2031	500,000	723,203
U.S. Treasury Bonds	4.375	02/15/2038	500,000	658,203
U.S. Treasury Bonds	3.500	02/15/2039	550,000	631,383
U.S. Treasury Bonds	4.500	08/15/2039	300,000	403,781
U.S. Treasury Bonds	4.625	02/15/2040	500,000	686,250
U.S. Treasury Bonds	4.250	11/15/2040	100,000	129,844
U.S. Treasury Bonds	4.750	02/15/2041	1,000,000	1,401,406
U.S. Treasury Bonds	3.750	08/15/2041	550,000	657,594
U.S. Treasury Bonds	3.125	02/15/2042	400,000	425,500
U.S. Treasury Bonds	3.000	05/15/2042	1,000,000	1,036,875
U.S. Treasury Notes	0.750	08/15/2013	1,000,000	1,004,922
U.S. Treasury Notes	0.125	08/31/2013	1,100,000	1,099,484
U.S. Treasury Notes	0.750	09/15/2013	1,000,000	1,005,352
U.S. Treasury Notes	0.500	10/15/2013	500,000	501,563
U.S. Treasury Notes	0.500	11/15/2013	500,000	501,640
U.S. Treasury Notes	0.250	02/28/2014	1,500,000	1,500,704
U.S. Treasury Notes	0.250	04/30/2014	1,000,000	1,000,273
U.S. Treasury Notes	2.250	05/31/2014	3,150,000	3,255,081
U.S. Treasury Notes	0.500	08/15/2014	500,000	502,402
U.S. Treasury Notes	0.250	08/31/2014	900,000	900,175
U.S. Treasury Notes	2.375	08/31/2014	700,000	728,410
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,572,538
U.S. Treasury Notes	1.875	06/30/2015	500,000	521,563
U.S. Treasury Notes	1.750	07/31/2015	300,000	312,188
U.S. Treasury Notes	1.250	08/31/2015	700,000	719,032
U.S. Treasury Notes	1.250	09/30/2015	500,000	513,867
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,233,656
U.S. Treasury Notes	1.375	11/30/2015	700,000	722,586
U.S. Treasury Notes	2.000	01/31/2016	500,000	527,226
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,079,297
U.S. Treasury Notes	1.750	05/31/2016	300,000	314,555
U.S. Treasury Notes	1.500	07/31/2016	500,000	520,117

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
U.S. Government & Agency Obligations (37.4%) (continued)
U.S. Treasury Notes	4.875%	08/15/2016	$1,000,000	$1,169,766
U.S. Treasury Notes	1.000	08/31/2016	900,000	919,125
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,123,375
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,107,109
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,269,239
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,115,859
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,712,883
U.S. Treasury Notes	0.500	07/31/2017	600,000	597,047
U.S. Treasury Notes	2.875	03/31/2018	500,000	557,969
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,031,562
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,899,494
U.S. Treasury Notes	3.500	05/15/2020	750,000	878,144
U.S. Treasury Notes	2.625	08/15/2020	750,000	829,160
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,104,062
U.S. Treasury Notes	3.125	05/15/2021	600,000	685,875
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,692,499
U.S. Treasury Notes	2.000	02/15/2022	700,000	728,055

Total U.S. government & agency obligations (cost: $51,017,526)				54,701,508

Mortgage-Backed and Asset-Backed Securities (32.4%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(1)	3.270	02/20/2018	1,000,000	1,052,776
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	646,570	681,782
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	859,694	919,171
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	1,000,000	1,044,117
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	600,000	606,109
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	471,771	489,103
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)	5.100	08/15/2038	705,282	728,495
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	609,586	654,043
FHLMC Gold Pool #A11823	5.000	08/01/2033	39,977	43,744
FHLMC Gold Pool #A16641	5.500	12/01/2033	45,166	49,616
FHLMC Gold Pool #A27124	6.000	10/01/2034	13,728	15,232
FHLMC Gold Pool #A40159	5.500	11/01/2035	13,857	15,187
FHLMC Gold Pool #A40754	6.500	12/01/2035	203,093	230,053
FHLMC Gold Pool #A41968	5.500	01/01/2036	72,149	79,077
FHLMC Gold Pool #A43870	6.500	03/01/2036	112,577	128,274
FHLMC Gold Pool #A44969	6.500	04/01/2036	603,848	681,597
FHLMC Gold Pool #A45057	6.500	05/01/2036	29,330	33,124
FHLMC Gold Pool #A45624	5.500	06/01/2035	14,206	15,571
FHLMC Gold Pool #A51101	6.000	07/01/2036	50,343	55,421
FHLMC Gold Pool #A56247	6.000	01/01/2037	556,175	612,276
FHLMC Gold Pool #A56634	5.000	01/01/2037	166,631	180,668
FHLMC Gold Pool #A56829	5.000	01/01/2037	34,423	37,323
FHLMC Gold Pool #A57135	5.500	02/01/2037	460,151	501,894

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.4%) (continued)
FHLMC Gold Pool #A58278	5.000%	03/01/2037	$286,342	$310,464
FHLMC Gold Pool #A58965	5.500	04/01/2037	222,621	242,816
FHLMC Gold Pool #A71576	6.500	01/01/2038	380,545	428,235
FHLMC Gold Pool #A91064	4.500	02/01/2040	550,116	591,767
FHLMC Gold Pool #A93990	4.000	09/01/2040	611,141	657,638
FHLMC Gold Pool #B12969	4.500	03/01/2019	45,070	48,438
FHLMC Gold Pool #B19462	5.000	07/01/2020	107,149	115,943
FHLMC Gold Pool #C01086	7.500	11/01/2030	23,354	28,663
FHLMC Gold Pool #C01271	6.500	12/01/2031	34,543	40,186
FHLMC Gold Pool #C01302	6.500	11/01/2031	8,209	9,550
FHLMC Gold Pool #C01676	6.000	11/01/2033	639,440	716,530
FHLMC Gold Pool #C03478	4.500	06/01/2040	508,480	548,409
FHLMC Gold Pool #C14364	6.500	09/01/2028	16,311	19,248
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,761	2,078
FHLMC Gold Pool #C20300	6.500	01/01/2029	14,766	17,424
FHLMC Gold Pool #C28221	6.500	06/01/2029	5,786	6,799
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,745	2,086
FHLMC Gold Pool #C41636	8.000	08/01/2030	2,515	3,124
FHLMC Gold Pool #C56017	6.500	03/01/2031	149,647	170,925
FHLMC Gold Pool #C61802	5.500	12/01/2031	82,524	90,758
FHLMC Gold Pool #C64936	6.500	03/01/2032	17,847	20,652
FHLMC Gold Pool #C68790	6.500	07/01/2032	58,019	67,137
FHLMC Gold Pool #C74741	6.000	12/01/2032	91,539	102,574
FHLMC Gold Pool #C79460	5.500	05/01/2033	32,382	35,573
FHLMC Gold Pool #C79886	6.000	05/01/2033	436,797	489,457
FHLMC Gold Pool #E00565	6.000	08/01/2013	1,495	1,524
FHLMC Gold Pool #E00957	6.000	02/01/2016	8,808	9,397
FHLMC Gold Pool #E01007	6.000	08/01/2016	7,894	8,482
FHLMC Gold Pool #E01085	5.500	12/01/2016	14,209	15,258
FHLMC Gold Pool #E01136	5.500	03/01/2017	40,103	43,121
FHLMC Gold Pool #E01216	5.500	10/01/2017	40,334	43,532
FHLMC Gold Pool #E01378	5.000	05/01/2018	93,377	100,330
FHLMC Gold Pool #E02735	3.500	10/01/2025	502,234	531,864
FHLMC Gold Pool #E71048	6.000	07/01/2013	48	48
FHLMC Gold Pool #E74118	5.500	01/01/2014	7,324	7,880
FHLMC Gold Pool #E77035	6.500	05/01/2014	6,117	6,369
FHLMC Gold Pool #E77962	6.500	07/01/2014	8,515	8,865
FHLMC Gold Pool #E78727	6.500	10/01/2014	395	411
FHLMC Gold Pool #E82543	6.500	03/01/2016	28,513	30,632
FHLMC Gold Pool #E85353	6.000	09/01/2016	20,050	21,389
FHLMC Gold Pool #E89823	5.500	05/01/2017	36,582	39,633
FHLMC Gold Pool #E90912	5.500	08/01/2017	18,999	20,584
FHLMC Gold Pool #E91139	5.500	09/01/2017	139,403	151,032
FHLMC Gold Pool #E91646	5.500	10/01/2017	106,916	115,835
FHLMC Gold Pool #E92047	5.500	10/01/2017	67,005	72,595
FHLMC Gold Pool #E92196	5.500	11/01/2017	14,256	15,393
FHLMC Gold Pool #E95159	5.500	03/01/2018	88,353	95,723
FHLMC Gold Pool #E95734	5.000	03/01/2018	339,430	367,289

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.4%) (continued)
FHLMC Gold Pool #G01091	7.000%	12/01/2029	$16,071	$19,213
FHLMC Gold Pool #G02060	6.500	01/01/2036	548,261	624,262
FHLMC Gold Pool #G08016	6.000	10/01/2034	735,543	816,173
FHLMC Gold Pool #G11753	5.000	08/01/2020	141,920	153,723
FHLMC Gold Pool #J01382	5.500	03/01/2021	302,613	328,992
FHLMC Gold Pool #J05930	5.500	03/01/2021	202,733	220,406
FNMA Pool #253798	6.000	05/01/2016	468	499
FNMA Pool #256883	6.000	09/01/2037	407,810	451,368
FNMA Pool #357269	5.500	09/01/2017	284,199	309,136
FNMA Pool #357637	6.000	11/01/2034	340,313	382,510
FNMA Pool #545929	6.500	08/01/2032	47,663	55,120
FNMA Pool #555591	5.500	07/01/2033	187,371	207,933
FNMA Pool #572020	6.000	04/01/2016	10,564	11,265
FNMA Pool #578974	6.000	05/01/2016	17,360	18,312
FNMA Pool #579170	6.000	04/01/2016	866	923
FNMA Pool #584953	7.500	06/01/2031	12,535	12,768
FNMA Pool #585097	6.000	05/01/2016	26,343	28,093
FNMA Pool #651220	6.500	07/01/2032	46,904	54,242
FNMA Pool #781776	6.000	10/01/2034	65,814	73,975
FNMA Pool #797509	4.500	03/01/2035	392,487	425,441
FNMA Pool #797536	4.500	04/01/2035	406,643	440,785
FNMA Pool #888120	5.000	10/01/2035	500,000	547,389
FNMA Pool #910446	6.500	01/01/2037	93,114	105,668
FNMA Pool #922224	5.500	12/01/2036	423,069	472,275
FNMA Pool #936760	5.500	06/01/2037	335,367	367,770
FNMA Pool #942956	6.000	09/01/2037	414,268	458,515
FNMA Pool #966587	5.500	01/01/2038	499,950	548,254
FNMA Pool #AA3263	5.000	02/01/2039	551,377	601,716
FNMA Pool #AB2155	4.000	01/01/2041	423,410	456,631
FNMA Pool #AB4490	3.000	02/01/2027	749,926	796,813
FNMA Pool #AC1607	4.500	08/01/2039	617,818	668,919
FNMA Pool #AD1662	5.000	03/01/2040	712,385	796,599
FNMA Pool #AD7078	4.500	06/01/2025	293,426	317,562
FNMA Pool #AE0216	4.000	08/01/2040	190,238	205,016
FNMA Pool #AE0949	4.000	02/01/2041	796,113	858,825
FNMA Pool #AE8406	3.500	11/01/2040	183,369	196,843
FNMA Pool #AH6920	4.500	04/01/2041	471,555	512,917
FNMA Pool #AI2408	4.000	05/01/2026	929,307	994,566
FNMA Pool #AI3402	5.000	05/01/2041	906,691	994,891
FNMA Pool #AI5868	4.500	07/01/2041	209,210	227,560
FNMA Pool #AJ6927	3.500	11/01/2041	231,390	248,393
FNMA Pool #AJ9199	4.000	01/01/2042	892,567	963,155
FNMA Pool #AK6980	2.500	03/01/2027	487,829	513,325
FNMA Pool #AO7151	3.000	08/01/2042	497,928	526,175
FNMA Pool #AP2658	3.500	08/01/2042	499,208	535,969
FNMA Pool #MA0533	4.000	10/01/2040	647,384	698,380
FNMA Pool #MA0967	4.500	12/01/2041	909,901	989,711
FNMA Pool #MA1027	3.500	04/01/2042	238,965	256,562
FNMA Pool #MA1103	3.500	07/01/2042	495,383	531,862

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.4%) (continued)
GNMA Pool #443216	8.000%	07/15/2027	$11,008	$12,867
GNMA Pool #457453	7.500	10/15/2027	5,700	5,955
GNMA Pool #479743	7.500	11/15/2030	15,807	19,321
GNMA Pool #511723	7.500	10/15/2030	10,670	11,024
GNMA Pool #511778	7.500	11/15/2030	47,197	58,050
GNMA Pool #540356	7.000	05/15/2031	41,705	49,888
GNMA Pool #542083	7.000	01/15/2031	7,390	8,063
GNMA Pool #552466	6.500	03/15/2032	41,475	49,621
GNMA Pool #574395	6.000	01/15/2032	283,553	324,795
GNMA Pool #577653	6.000	08/15/2032	36,202	41,321
GNMA Pool #585467	6.000	08/15/2032	105,549	120,901
GNMA Pool #591025	6.500	10/15/2032	48,429	57,941
GNMA Pool #717081	4.500	05/15/2039	1,099,394	1,211,321
GNMA Pool #718832	5.500	09/15/2039	491,315	549,016
GNMA Pool #719238	4.000	07/15/2040	1,364,524	1,507,891
GNMA Pool #721035	4.000	12/15/2039	107,169	118,429
GNMA Pool #723622	4.500	01/15/2040	208,200	230,177
GNMA Pool #728451	5.000	12/15/2039	345,524	387,920
GNMA Pool #729037	5.000	02/15/2040	630,923	699,662
GNMA Pool #737644	4.500	11/15/2040	430,215	478,585
GNMA Pool #738425	4.500	06/15/2041	304,925	335,968
GNMA Pool #738519	4.500	07/15/2041	197,125	217,194
GNMA Pool #760376	5.000	09/15/2041	428,543	473,493
GNMA Pool #762133	4.500	04/15/2041	250,000	275,452
GNMA Pool #773114	4.000	09/15/2041	250,001	276,268
GNMA Pool #778792	3.500	01/15/2042	239,282	262,585
GNMA Pool #779240	3.500	05/15/2042	250,000	274,347
GNMA Pool #782563	5.000	02/15/2039	250,000	275,753
GNMA Pool #AA2972	3.000	08/15/2042	499,173	535,408
GNMA Pool #AA7865	3.500	06/15/2042	248,760	272,986
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	1,000,000	1,078,503
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	542,417	557,752
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	269,612	290,037
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	484,044	557,661
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(2)	5.616	08/15/2039	350,000	373,704

Total mortgage-backed and asset-backed securities (cost: $44,604,735)				47,355,572

Corporate Obligations (26.3%)
Aerospace/Defense (0.9%)
Goodrich Corp., Sr. Unsec’d. Notes	6.290	07/01/2016	1,050,000	1,235,001

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Corporate Obligations (26.3%) (continued)
Banks (3.0%)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/2022	$1,000,000	$1,151,876
PNC Financial Services Group, Inc., Jr. Sub. Notes(2)	6.750	12/31/2049	1,000,000	1,117,530
SunTrust Bank, Sub. Notes(2)	0.721	08/24/2015	1,000,000	964,681
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,142,272
				4,376,359
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec’d. Notes	1.375	07/15/2017	1,000,000	1,012,214

Biotechnology (1.5%)
Amgen, Inc., Sr. Unsec’d. Notes	2.125	05/15/2017	1,000,000	1,032,659
Life Technologies Corp., Sr. Unsec’d. Notes	5.000	01/15/2021	1,000,000	1,134,926
				2,167,585
Building Materials (0.8%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,025,000	1,124,701

Chemicals (0.9%)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375	03/01/2023	1,000,000	1,244,684

Commercial Services (0.6%)
ERAC USA Finance Co., Gtd. Notes, 144A(1)	5.600	05/01/2015	800,000	878,608

Computers (0.7%)
International Business Machines Corp., Sr. Unsec’d. Notes	1.250	02/06/2017	1,000,000	1,016,497

Diversified Financial Services (2.0%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A(1)	4.207	04/15/2016	1,000,000	1,059,742
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(2)	6.000	02/15/2067	1,000,000	835,000
Unison Ground Lease Funding LLC, Notes, 144A(1)	9.522	04/15/2020	1,000,000	1,051,358
				2,946,100
Electric (2.3%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250	02/01/2020	1,000,000	1,156,259
Great Plains Energy, Inc., Sr. Unsec’d. Notes(2)	5.292	06/15/2022	1,000,000	1,121,168
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,118,420
				3,395,847
Engineering & Construction (0.7%)
ABB Finance USA, Inc., Gtd. Notes	2.875	05/08/2022	1,000,000	1,033,797

Home Builders (0.8%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,105,000

Insurance (0.7%)
Metropolitan Life Global Funding I, Sec’d Notes, 144A(1)	2.000	01/09/2015	1,000,000	1,022,577

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Corporate Obligations (26.3%) (continued)
Iron/Steel (0.8%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200%	11/15/2016	$100,000	$112,046
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	900,000	993,587
				1,105,633
Machinery-Construction & Mining (0.8%)
Joy Global, Inc., Gtd. Notes	5.125	10/15/2021	1,000,000	1,109,618

Media (0.7%)
Time Warner Cable, Inc., Sr. Unsec’d. Notes	4.500	09/15/2042	1,000,000	997,277

Miscellaneous Manufacturing (1.1%)
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(1)	7.450	05/01/2034	1,000,000	1,020,000
GE Capital Trust I, Gtd. Notes(2)	6.375	11/15/2067	600,000	633,750
				1,653,750
Oil & Gas (2.8%)
Continental Resources, Inc., Sr. Unsec’d. Notes, 144A(1)	5.000	09/15/2022	1,000,000	1,045,000
Occidental Petroleum Corp., Ser. 1, Sr. Unsec’d. Notes	4.100	02/01/2021	1,000,000	1,153,125
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	707,995
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,206,965
				4,113,085
Pipelines (0.7%)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes	6.250	06/15/2022	1,000,000	1,075,000

Retail (0.7%)
Target Corp., Sr. Unsec’d. Notes	2.900	01/15/2022	1,000,000	1,059,591

Shipbuilding (0.7%)
Huntington Ingalls Industries, Inc., Gtd. Notes	6.875	03/15/2018	1,000,000	1,083,750

Software (0.5%)
Audatex North America, Inc., Gtd. Notes, 144A(1)	6.750	06/15/2018	725,000	773,937

Telecommunications (1.2%)
BellSouth Corp., Sr. Unsec’d. Notes	6.550	06/15/2034	850,000	1,027,528
Verizon Communications, Gtd. Notes	6.940	04/15/2028	600,000	780,852
				1,808,380
Trucking & Leasing (0.7%)
Penske Truck Leasing Co. LP / PTL Finance Corp., Unsec’d. Notes, 144A(1)	3.750	05/11/2017	1,000,000	1,025,857

Total corporate obligations (cost: $35,898,269)				38,364,848

Total long-term notes and bonds (cost: $131,520,530)				140,421,928

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (2.3%)
U.S. Government & Agency Obligations (2.3%)
U.S. Treasury Notes	1.375%	10/15/2012	$800,000	$800,375
U.S. Treasury Notes	0.625	02/28/2013	500,000	500,996
U.S. Treasury Notes	1.375	05/15/2013	1,000,000	1,007,500
U.S. Treasury Notes	0.375	06/30/2013	1,000,000	1,001,484

Total U.S. government & agency obligations (cost: $3,300,208)				3,310,355

Mortgage-Backed and Asset-Backed Securities (0.0%)
FHLMC Collateral (0.0%)
FHLMC Gold Pool #E00543	6.000	04/01/2013	1,087	1,137
FHLMC Gold Pool #G10817	6.000	06/01/2013	1,113	1,132
				2,269

Total mortgage-backed and asset-backed securities (cost: $2,202)				2,269

Total short-term notes and bonds (cost: $3,302,410)				3,312,624

			Shares
Money Market Mutual Fund (0.3%)
BlackRock Liquidity TempFund Portfolio, 0.14%(3)			375,000	375,000

Total money market mutual fund (cost: $375,000)				375,000

Total investments(4) (99.4%) (cost: $136,197,475)				145,123,552

Other assets in excess of liabilities (0.6%)				941,969

Net assets (100.0%)				$146,065,521

The following abbreviations are used in the portfolio descriptions:

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

(1)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2012.

(3)	The rate shown reflects the seven day yield as of September 30, 2012.

(4)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2012. See table below.

Federal Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$136,200,539	$9,009,652	$(86,639)	$8,923,013

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$1,014,000	$—	$—	$1,014,000
U.S. Government & Agency Obligations	—	58,011,863	—	58,011,863
Mortgage-Backed and Asset-Backed Securities	—	47,357,841	—	47,357,841
Corporate Obligations	—	38,364,848	—	38,364,848
Money Market Mutual Fund	375,000	—	—	375,000
Total	$1,389,000	$143,734,552	$—	$145,123,552

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2012, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2012 (unaudited)

Description	Shares	Value
Preferred Stock (0.3%)
Diversified Financial Services (0.3%)
JPMorgan Chase Capital XXIX	39,000	$1,014,000

Total preferred stock (cost: $999,535)		1,014,000

Common Stocks (54.1%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	27,900	1,844,748
Precision Castparts Corp.	17,800	2,907,452
		4,752,200
Agriculture (1.0%)
Archer-Daniels-Midland Co.	122,900	3,340,422

Apparel (2.3%)
Columbia Sportswear Co.	44,300	2,392,200
Wolverine World Wide, Inc.	117,250	5,202,383
		7,594,583
Auto Parts and Equipment (1.2%)
Magna International, Inc.	93,800	4,057,788

Banks (4.4%)
Bank of Hawaii Corp.	45,600	2,080,272
Bank of New York Mellon Corp. (The)	47,700	1,078,974
Citigroup, Inc.	23,252	760,805
JPMorgan Chase & Co.	58,440	2,365,651
Northern Trust Corp.	53,400	2,478,561
U.S. Bancorp	156,500	5,367,950
		14,132,213
Beverages (1.7%)
Coca-Cola Co. (The)	147,200	5,583,296

Biotechnology (1.6%)
Amgen, Inc.	62,600	5,278,432

Chemicals (0.3%)
Dow Chemical Co. (The)	30,100	871,696

Commercial Services (0.4%)
Robert Half International, Inc.	50,600	1,347,478

Computers (0.6%)
Dell, Inc.	213,600	2,106,096

Diversified Financial Services (0.5%)
Investment Technology Group, Inc.(1)	171,100	1,488,570

Electronics (0.6%)
FLIR Systems, Inc.	99,000	1,977,525

Description	Shares	Value
Common Stocks (54.1%) (continued)
Food (1.0%)
Fresh Del Monte Produce, Inc.	26,900	$688,640
Sysco Corp.	79,800	2,495,346
		3,183,986
Healthcare Products (5.2%)
Baxter International, Inc.	76,600	4,615,916
Johnson & Johnson	63,900	4,403,349
Medtronic, Inc.	119,200	5,139,904
Zimmer Holdings, Inc.	38,200	2,583,084
		16,742,253
Insurance (0.9%)
Aegon NV	578,486	3,013,912

Iron/Steel (1.4%)
Nucor Corp.	116,500	4,457,290

Machinery-Diversified (0.6%)
Cummins, Inc.	22,000	2,028,620

Mining (0.3%)
Alcoa, Inc.	95,200	842,520

Miscellaneous Manufacturing (4.9%)
Carlisle Cos., Inc.	81,300	4,221,096
Crane Co.	54,300	2,168,199
General Electric Co.	227,100	5,157,441
Illinois Tool Works, Inc.	75,500	4,489,985
		16,036,721
Oil & Gas (7.0%)
ConocoPhillips	78,600	4,494,348
Exxon Mobil Corp.	45,100	4,124,395
Phillips 66	39,300	1,822,341
Royal Dutch Shell PLC ADR	75,350	5,230,043
Tidewater, Inc.	90,950	4,413,804
Valero Energy Corp.	78,400	2,483,712
		22,568,643
Pharmaceuticals (4.5%)
McKesson Corp.	63,200	5,437,096
Merck & Co., Inc.	78,700	3,549,370
Pfizer, Inc.	226,800	5,635,980
		14,622,446
Retail (2.9%)
Bed Bath & Beyond, Inc.(1)	60,500	3,811,500
Home Depot, Inc. (The)	33,200	2,004,284
Kohl’s Corp.	71,100	3,641,742
		9,457,526

Description	Shares	Value
Common Stocks (54.1%) (continued)
Semiconductors (3.5%)
Applied Materials, Inc.	332,200	$3,709,013
Intel Corp.	205,600	4,663,008
QUALCOMM, Inc.	14,700	918,603
Texas Instruments, Inc.	72,000	1,983,600
		11,274,224
Software (1.6%)
Adobe Systems, Inc.(1)	58,900	1,911,894
Autodesk, Inc.(1)	22,000	734,140
Oracle Corp.	80,900	2,547,541
		5,193,575
Telecommunications (1.3%)
Cisco Systems, Inc.	217,400	4,150,166

Toys/Games/Hobbies (0.9%)
Mattel, Inc.	79,700	2,827,756

Transportation (2.0%)
Norfolk Southern Corp.	50,400	3,206,952
Werner Enterprises, Inc.	157,500	3,365,775
		6,572,727

Total common stocks (cost: $154,506,458)		175,502,664

	Interest Rate	Maturity Date	Principal Amount

Long-Term Notes and Bonds (38.3%)
U.S. Government & Agency Obligations (15.3%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	1,036,208
Federal Farm Credit Bank	1.850	04/20/2020	1,000,000	1,036,035
Federal Home Loan Banks	2.500	06/13/2014	1,000,000	1,037,929
Federal Home Loan Banks	4.875	09/08/2017	500,000	597,793
FHLMC	3.750	03/27/2019	750,000	874,013
FNMA	4.000	04/15/2013	380,000	387,781
FNMA	1.300	03/17/2014	1,000,000	1,013,884
U.S. Treasury Bonds	6.000	02/15/2026	400,000	585,438
U.S. Treasury Bonds	5.250	11/15/2028	300,000	419,859
U.S. Treasury Bonds	5.375	02/15/2031	325,000	470,082
U.S. Treasury Bonds	4.500	02/15/2036	250,000	333,516
U.S. Treasury Bonds	3.500	02/15/2039	600,000	688,781
U.S. Treasury Bonds	4.250	05/15/2039	300,000	388,734
U.S. Treasury Bonds	4.375	11/15/2039	550,000	726,945
U.S. Treasury Bonds	3.875	08/15/2040	100,000	122,172
U.S. Treasury Bonds	4.375	05/15/2041	550,000	728,750
U.S. Treasury Bonds	3.750	08/15/2041	500,000	597,813
U.S. Treasury Bonds	3.125	02/15/2042	500,000	531,875
U.S. Treasury Bonds	3.000	05/15/2042	2,000,000	2,073,750
U.S. Treasury Notes	0.250	10/31/2013	800,000	800,438
U.S. Treasury Notes	0.500	11/15/2013	750,000	752,461
U.S. Treasury Notes	4.000	02/15/2014	250,000	262,959
U.S. Treasury Notes	0.250	05/31/2014	1,000,000	1,000,312
U.S. Treasury Notes	2.250	05/31/2014	1,400,000	1,446,703
U.S. Treasury Notes	0.250	06/30/2014	1,500,000	1,500,292

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (38.3%) (continued)
U.S. Government & Agency Obligations (15.3%) (continued)
U.S. Treasury Notes	0.250%	08/31/2014	$2,000,000	$2,000,390
U.S. Treasury Notes	0.500	10/15/2014	950,000	954,824
U.S. Treasury Notes	2.125	11/30/2014	1,200,000	1,248,094
U.S. Treasury Notes	2.500	03/31/2015	800,000	844,313
U.S. Treasury Notes	0.375	04/15/2015	1,000,000	1,002,188
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	998,984
U.S. Treasury Notes	1.875	06/30/2015	700,000	730,188
U.S. Treasury Notes	1.750	07/31/2015	500,000	520,312
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,027,188
U.S. Treasury Notes	0.250	09/15/2015	1,000,000	998,281
U.S. Treasury Notes	2.000	01/31/2016	500,000	527,226
U.S. Treasury Notes	2.125	02/29/2016	500,000	529,804
U.S. Treasury Notes	1.500	06/30/2016	500,000	519,922
U.S. Treasury Notes	3.250	07/31/2016	125,000	138,389
U.S. Treasury Notes	1.000	09/30/2016	600,000	612,750
U.S. Treasury Notes	1.000	10/31/2016	750,000	765,762
U.S. Treasury Notes	2.750	11/30/2016	1,200,000	1,311,750
U.S. Treasury Notes	4.625	02/15/2017	500,000	588,398
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,521,211
U.S. Treasury Notes	3.125	04/30/2017	250,000	278,965
U.S. Treasury Notes	0.625	05/31/2017	1,500,000	1,503,750
U.S. Treasury Notes	0.750	06/30/2017	1,500,000	1,511,367
U.S. Treasury Notes	1.875	10/31/2017	500,000	530,625
U.S. Treasury Notes	2.375	06/30/2018	700,000	762,563
U.S. Treasury Notes	1.750	10/31/2018	550,000	579,562
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,114,141
U.S. Treasury Notes	3.125	05/15/2019	750,000	855,000
U.S. Treasury Notes	1.125	05/31/2019	1,000,000	1,009,375
U.S. Treasury Notes	3.375	11/15/2019	600,000	695,625
U.S. Treasury Notes	2.625	08/15/2020	250,000	276,387
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,486,062
U.S. Treasury Notes	2.125	08/15/2021	800,000	846,250
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,040,078
U.S. Treasury Notes	1.750	05/15/2022	1,000,000	1,014,062

Total U.S. government & agency obligations (cost: $47,107,544)				49,758,309

Mortgage-Backed and Asset-Backed Securities (12.2%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(2)	3.270	02/20/2018	1,000,000	1,052,776
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	359,206	378,768
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	705,000	736,102
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	400,000	404,073
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	385,994	400,175
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(3)	5.100	08/15/2038	470,188	485,664
Federal Home Loan Banks	4.625	06/12/2015	1,000,000	1,111,961

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (38.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (12.2%) (continued)
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500%	09/15/2039	$609,586	$654,043
FHLMC Gold Pool #A11823	5.000	08/01/2033	181,770	198,900
FHLMC Gold Pool #A14499	6.000	10/01/2033	37,418	41,929
FHLMC Gold Pool #A16641	5.500	12/01/2033	135,497	148,847
FHLMC Gold Pool #A42106	6.500	01/01/2036	247,831	280,761
FHLMC Gold Pool #A42908	6.000	02/01/2036	37,595	41,387
FHLMC Gold Pool #A45057	6.500	05/01/2036	84,904	95,886
FHLMC Gold Pool #A51101	6.000	07/01/2036	66,289	72,976
FHLMC Gold Pool #A56247	6.000	01/01/2037	333,705	367,366
FHLMC Gold Pool #A58278	5.000	03/01/2037	147,966	160,430
FHLMC Gold Pool #A58965	5.500	04/01/2037	222,621	242,816
FHLMC Gold Pool #A71576	6.500	01/01/2038	187,433	210,922
FHLMC Gold Pool #A91064	4.500	02/01/2040	1,100,231	1,183,535
FHLMC Gold Pool #B12969	4.500	03/01/2019	135,210	145,314
FHLMC Gold Pool #B19462	5.000	07/01/2020	53,574	57,972
FHLMC Gold Pool #C01086	7.500	11/01/2030	5,077	6,231
FHLMC Gold Pool #C01271	6.500	12/01/2031	14,393	16,744
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,829	5,617
FHLMC Gold Pool #C01676	6.000	11/01/2033	41,724	46,754
FHLMC Gold Pool #C03478	4.500	06/01/2040	1,016,960	1,096,818
FHLMC Gold Pool #C14872	6.500	09/01/2028	6,591	7,778
FHLMC Gold Pool #C20853	6.000	01/01/2029	129,725	145,364
FHLMC Gold Pool #C56017	6.500	03/01/2031	119,754	136,782
FHLMC Gold Pool #C61802	5.500	12/01/2031	19,609	21,565
FHLMC Gold Pool #C65255	6.500	03/01/2032	10,366	11,995
FHLMC Gold Pool #C68790	6.500	07/01/2032	19,340	22,379
FHLMC Gold Pool #C74741	6.000	12/01/2032	26,923	30,169
FHLMC Gold Pool #C79886	6.000	05/01/2033	126,812	142,101
FHLMC Gold Pool #E00543	6.000	04/01/2013	731	764
FHLMC Gold Pool #E00878	6.500	07/01/2015	4,925	5,211
FHLMC Gold Pool #E01007	6.000	08/01/2016	7,894	8,482
FHLMC Gold Pool #E02735	3.500	10/01/2025	502,234	531,864
FHLMC Gold Pool #E77962	6.500	07/01/2014	3,193	3,325
FHLMC Gold Pool #E85353	6.000	09/01/2016	20,050	21,389
FHLMC Gold Pool #E95159	5.500	03/01/2018	33,132	35,896
FHLMC Gold Pool #E95734	5.000	03/01/2018	132,460	143,332
FHLMC Gold Pool #G01477	6.000	12/01/2032	157,965	177,397
FHLMC Gold Pool #G01727	6.000	08/01/2034	420,989	471,743
FHLMC Gold Pool #G02060	6.500	01/01/2036	328,957	374,557
FHLMC Gold Pool #G08016	6.000	10/01/2034	367,771	408,087
FHLMC Gold Pool #G08087	6.000	10/01/2035	91,587	101,083
FHLMC Gold Pool #G11753	5.000	08/01/2020	141,920	153,723
FHLMC Gold Pool #G18376	4.000	01/01/2026	365,333	388,933
FHLMC Gold Pool #J05930	5.500	03/01/2021	101,367	110,203
FNMA Pool #357269	5.500	09/01/2017	64,591	70,258
FNMA Pool #357637	6.000	11/01/2034	62,727	70,505
FNMA Pool #545929	6.500	08/01/2032	22,243	25,723
FNMA Pool #555591	5.500	07/01/2033	54,398	60,368
FNMA Pool #574922	6.000	04/01/2016	1,127	1,202
FNMA Pool #579170	6.000	04/01/2016	1,215	1,295
FNMA Pool #584953	7.500	06/01/2031	5,571	5,675

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (38.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (12.2%) (continued)
FNMA Pool #651220	6.500%	07/01/2032	$9,381	$10,848
FNMA Pool #725793	5.500	09/01/2019	316,676	346,245
FNMA Pool #890258	3.000	12/01/2025	712,238	755,990
FNMA Pool #910446	6.500	01/01/2037	48,096	54,580
FNMA Pool #914468	5.500	04/01/2037	467,997	513,214
FNMA Pool #915258	5.500	04/01/2037	483,564	530,286
FNMA Pool #922224	5.500	12/01/2036	325,438	363,288
FNMA Pool #936760	5.500	06/01/2037	335,367	367,770
FNMA Pool #942956	6.000	09/01/2037	207,134	229,258
FNMA Pool #945882	6.000	08/01/2037	223,893	247,806
FNMA Pool #AA2238	4.000	05/01/2024	250,000	267,556
FNMA Pool #AA3263	5.000	02/01/2039	551,377	601,716
FNMA Pool #AB4490	3.000	02/01/2027	37,687	40,043
FNMA Pool #AC8326	5.000	07/01/2040	753,306	825,644
FNMA Pool #AD0311	5.000	05/01/2038	820,593	896,828
FNMA Pool #AD1662	5.000	03/01/2040	712,385	796,600
FNMA Pool #AD7078	4.500	06/01/2025	293,426	317,562
FNMA Pool #AE0216	4.000	08/01/2040	190,238	205,016
FNMA Pool #AE0949	4.000	02/01/2041	796,113	858,825
FNMA Pool #AE2575	4.000	09/01/2040	623,023	672,099
FNMA Pool #AH5013	4.500	02/01/2041	495,932	558,494
FNMA Pool #AH6228	4.500	03/01/2041	562,933	633,947
FNMA Pool #AH8003	3.500	03/01/2041	212,423	228,032
FNMA Pool #AH9170	4.500	05/01/2041	681,668	743,588
FNMA Pool #AI5868	4.500	07/01/2041	209,210	227,560
FNMA Pool #AJ1954	4.000	10/01/2041	383,778	414,130
FNMA Pool #AJ6927	3.500	11/01/2041	231,390	248,393
FNMA Pool #AJ7717	3.000	12/01/2026	250,000	265,435
FNMA Pool #AK0685	4.000	01/01/2042	484,245	525,543
FNMA Pool #AK6980	2.500	03/01/2027	487,829	513,325
FNMA Pool #AO7151	3.000	08/01/2042	497,928	526,175
FNMA Pool #AP2658	3.500	08/01/2042	499,208	535,969
FNMA Pool #MA0699	4.000	04/01/2041	422,849	456,158
FNMA Pool #MA1027	3.500	04/01/2042	238,965	256,562
FNMA Pool #MA1103	3.500	07/01/2042	495,383	531,862
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	1,000,000	1,070,157
GNMA Pool #424578	6.500	04/15/2026	61,111	71,559
GNMA Pool #431962	6.500	05/15/2026	6,741	7,893
GNMA Pool #436741	7.500	01/15/2027	10,867	13,094
GNMA Pool #443216	8.000	07/15/2027	5,759	6,731
GNMA Pool #479743	7.500	11/15/2030	15,807	19,321
GNMA Pool #511778	7.500	11/15/2030	18,469	22,715
GNMA Pool #515965	4.000	11/15/2041	469,174	518,469
GNMA Pool #542083	7.000	01/15/2031	36,949	40,314
GNMA Pool #552466	6.500	03/15/2032	19,355	23,157
GNMA Pool #555179	7.000	12/15/2031	7,332	8,770
GNMA Pool #574395	6.000	01/15/2032	27,800	31,843
GNMA Pool #690843	5.000	05/15/2038	323,223	356,418
GNMA Pool #718832	5.500	09/15/2039	391,583	437,572
GNMA Pool #727811	4.500	07/15/2040	952,930	1,053,519

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (38.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (12.2%) (continued)
GNMA Pool #729037	5.000%	02/15/2040	$630,923	$699,662
GNMA Pool #737644	4.500	11/15/2040	430,215	478,585
GNMA Pool #738425	4.500	06/15/2041	152,463	167,985
GNMA Pool #739222	4.000	07/15/2040	323,641	357,645
GNMA Pool #741125	4.000	07/15/2040	81,145	89,670
GNMA Pool #741151	4.500	09/15/2040	326,675	361,158
GNMA Pool #741682	4.000	07/15/2041	250,000	276,267
GNMA Pool #741872	4.000	05/15/2040	352,270	389,282
GNMA Pool #762133	4.500	04/15/2041	250,000	275,452
GNMA Pool #778792	3.500	01/15/2042	239,282	262,585
GNMA Pool #782563	5.000	02/15/2039	250,000	275,753
GNMA Pool #AA2972	3.000	08/15/2042	499,173	535,408
GNMA Pool #AA7865	3.500	06/15/2042	248,760	272,986
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	1,000,000	1,078,503
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	292,071	300,328
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	134,806	145,018
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	242,022	278,831
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(3)	5.585	08/15/2039	650,000	694,022

Total mortgage-backed and asset-backed securities (cost: $37,427,324)				39,520,934

Corporate Obligations (10.8%)
Aerospace & Defense (0.7%)
Goodrich Corp., Sr. Unsec’d. Notes	6.290	07/01/2016	1,050,000	1,235,001
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/2021	1,000,000	1,056,503
				2,291,504
Banks (1.4%)
Citigroup, Inc., Sr. Unsec’d. Notes	4.750	05/19/2015	80,000	86,119
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750	01/24/2022	1,000,000	1,151,876
PNC Financial Services Group, Inc., Jr. Sub. Notes(3)	6.750	12/31/2049	1,000,000	1,117,530
SunTrust Bank, Sub. Notes(3)	0.721	08/24/2015	1,000,000	964,681
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,142,272
				4,462,478
Beverages (0.3%)
PepsiCo, Inc., Sr. Unsec’d Notes	3.125	11/01/2020	1,000,000	1,076,011

Biotechnology (0.7%)
Amgen, Inc., Sr. Unsec’d. Notes	2.125	05/15/2017	1,000,000	1,032,659
Life Technologies Corp., Sr. Unsec’d. Notes	5.000	01/15/2021	1,000,000	1,134,926
				2,167,585
Building Materials (0.3%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,000,000	1,097,269

Commercial Services (0.1%)
ERAC USA Finance Co., Gtd. Notes, 144A(2)	5.600	05/01/2015	200,000	219,652

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (38.3%) (continued)
Corporate Obligations (10.8%) (continued)
Diversified Financial Services (0.9%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A(2)	4.207%	04/15/2016	$1,000,000	$1,059,742
Textron Financial Corp., Jr. Sub. Notes, 144A(2),(3)	6.000	02/15/2067	1,000,000	835,000
Unison Ground Lease Funding LLC, Notes, 144A(2)	9.522	04/15/2020	1,000,000	1,051,358
				2,946,100
Electric (1.1%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250	02/01/2020	1,000,000	1,156,259
Great Plains Energy, Inc., Sr. Unsec’d. Notes(3)	5.292	06/15/2022	1,000,000	1,121,168
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,118,420
				3,395,847
Engineering & Construction (0.3%)
ABB Finance USA, Inc., Gtd. Notes	2.875	05/08/2022	1,000,000	1,033,797

Healthcare Products (0.1%)
Hospira, Inc., Sr. Unsec’d. Notes	5.900	06/15/2014	300,000	322,277

Home Builders (0.3%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,105,000

Insurance (0.3%)
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	2.000	01/09/2015	1,000,000	1,022,577

Iron/Steel (0.4%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200	11/15/2016	400,000	448,186
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	600,000	662,391
				1,110,577
Machinery-Construction & Mining (0.3%)
Joy Global, Inc., Gtd. Notes	5.125	10/15/2021	1,000,000	1,109,618

Media (0.3%)
Time Warner Cable, Inc., Sr. Unsec’d. Notes	4.500	09/15/2042	1,000,000	997,277

Miscellaneous Manufacturing (0.5%)
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(2)	7.450	05/01/2034	1,000,000	1,020,000
GE Capital Trust I, Gtd. Notes(3)	6.375	11/15/2067	400,000	422,500
				1,442,500
Oil & Gas (1.1%)
Continental Resources, Inc., Sr. Unsec’d. Notes, 144A(2)	5.000	09/15/2022	1,000,000	1,045,000
Occidental Petroleum Corp., Sr. Unsec’d. Notes	1.750	02/15/2017	1,000,000	1,035,354
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	294,998
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,206,965
				3,582,317
Pipelines (0.3%)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes	6.250	06/15/2022	1,000,000	1,075,000

Retail (0.3%)
Target Corp., Sr. Unsec’d. Notes	2.900	01/15/2022	1,000,000	1,059,591

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (38.3%) (continued)
Corporate Obligations (10.8%) (continued)
Shipbuilding (0.3%)
Huntington Ingalls Industries, Inc., Gtd. Notes	6.875%	03/15/2018	$900,000	$975,375

Software (0.2%)
Audatex North America, Inc., Gtd. Notes, 144A(2)	6.750	06/15/2018	725,000	773,937

Telecommunications (0.3%)
BellSouth Corp., Sr. Unsec’d. Notes	6.550	06/15/2034	400,000	483,543
Verizon Communications, Gtd. Notes	6.940	04/15/2028	350,000	455,497
				939,040
Trucking & Leasing (0.3%)
Penske Truck Leasing Co. LP / PTL Finance Corp., Unsec’d Notes, 144A(2)	3.750	05/11/2017	1,000,000	1,025,857

Total corporate obligations (cost: $33,106,758)				35,231,186

Total long-term notes and bonds (cost: $117,641,626)				124,510,429

Short-Term Notes and Bonds (1.0%)
U.S. Government & Agency Obligations (1.0%)
U.S. Treasury Notes	0.375	06/30/2013	2,250,000	2,253,339
U.S. Treasury Notes	0.125	09/30/2013	1,000,000	999,336

Total short-term notes and bonds (cost: $3,248,050)				3,252,675

			Shares

Money Market Mutual Fund (0.8%)
BlackRock Liquidity TempFund Portfolio, 0.14%(4)			2,650,000	2,650,000

Total money market mutual fund (cost: $2,650,000)				2,650,000

Exchange-Traded Funds (3.5%)
iShares Russell Midcap Growth Index Fund			59,200	3,679,280
iShares S&P 500 Growth Index Fund			47,800	3,721,230
iShares S&P Midcap 400 Growth Index Fund			27,000	3,022,920
iShares S&P Smallcap 600 Growth Index Fund			10,700	894,199

Total exchange-traded funds (cost: $7,159,297)				11,317,629

Mutual Fund (1.7%)
Vanguard Growth Index Fund			159,200	5,493,992

Total mutual funds (cost: $5,030,720)				5,493,992

Description	Shares	Value
Total investments(5) (99.7%) (cost: $291,235,686)		$323,741,389
Other assets in excess of liabilities (0.3%)		900,570
Net assets (100.0%)		$324,641,959

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

(1)	Non-Income producing securities.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2012.

(4)	The rate shown reflects the seven day yield as of September 30, 2012.

(5)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2012. See table below.

			Total Net Unrealized
Federal Tax Basis	Appreciation	Depreciation	Appreciation
$291,263,266	$50,675,087	$(18,196,964)	$32,478,123

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$1,014,000	$—	$—	$1,014,000
Common Stocks	175,502,664	—	—	175,502,664
U.S. Government & Agency Obligations	—	53,010,984	—	53,010,984
Mortgage-Backed and Asset-Backed Securities	—	39,520,934	—	39,520,934
Corporate Obligations	—	35,231,186	—	35,231,186
Money Market Mutual Fund	2,650,000	—	—	2,650,000
Exchange-Traded Funds	11,317,629	—	—	11,317,629
Mutual Fund	5,493,992	—	—	5,493,992
Total	$195,978,285	$127,763,104	$—	$323,741,389

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2012, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

September 30, 2012 (unaudited)

Description	Shares	Value
Common Stocks (94.8%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	950	$62,814
Precision Castparts Corp.	600	98,004
		160,818
Agriculture (1.9%)
Archer-Daniels-Midland Co.	3,500	95,130

Apparel (3.9%)
Columbia Sportswear Co.	1,200	64,800
Wolverine World Wide, Inc.	2,800	124,236
		189,036
Banks (9.5%)
Bank of Hawaii Corp.	1,900	86,678
Bank of New York Mellon Corp. (The)	900	20,358
JPMorgan Chase & Co.	2,650	107,272
Northern Trust Corp.	2,100	97,472
U.S. Bancorp	4,400	150,920
		462,700
Beverages (3.3%)
Coca-Cola Co. (The)	4,200	159,306

Biotechnology (2.8%)
Amgen, Inc.	1,600	134,912

Chemicals (1.2%)
Dow Chemical Co. (The)	2,100	60,816

Commercial Services (0.7%)
Robert Half International, Inc.	1,300	34,619

Computers (1.1%)
Dell, Inc.	5,300	52,258

Diversified Financial Services (0.8%)
Investment Technology Group, Inc.(1)	4,300	37,410

Electronics (1.5%)
FLIR Systems, Inc.	3,700	73,907

Food (3.5%)
Fresh Del Monte Produce, Inc.	3,800	97,280
Sysco Corp.	2,300	71,921
		169,201

Description	Shares	Value
Common Stocks (94.8%) (continued)
Healthcare Products (8.7%)
Baxter International, Inc.	2,200	$132,572
Medtronic, Inc.	3,900	168,168
Zimmer Holdings, Inc.	1,800	121,716
		422,456
Insurance (1.1%)
Aegon NV	10,177	53,022

Iron/Steel (2.4%)
Nucor Corp.	3,100	118,606

Machinery-Diversified (1.3%)
Cummins, Inc.	700	64,547

Mining (0.5%)
Alcoa, Inc.	2,600	23,010

Miscellaneous Manufacturing (10.0%)
Carlisle Cos., Inc.	2,550	132,396
Crane Co.	1,900	75,867
General Electric Co.	6,100	138,531
Illinois Tool Works, Inc.	2,350	139,754
		486,548
Oil & Gas (11.8%)
ConocoPhillips	2,000	114,360
Exxon Mobil Corp.	1,800	164,610
Phillips 66	1,000	46,370
Royal Dutch Shell PLC ADR	1,700	117,997
Tidewater, Inc.	2,200	106,766
Valero Energy Corp.	700	22,176
		572,279
Pharmaceuticals (2.7%)
McKesson Corp.	1,500	129,045

Retail (5.1%)
Bed Bath & Beyond, Inc.(1)	1,400	88,200
Home Depot, Inc. (The)	1,200	72,444
Kohl’s Corp.	1,700	87,074
		247,718
Semiconductors (7.6%)
Applied Materials, Inc.	10,000	111,650
Intel Corp.	5,200	117,936
QUALCOMM, Inc.	500	31,245
Texas Instruments, Inc.	4,000	110,200
		371,031

Description	Shares	Value
Common Stocks (94.8%) (continued)
Software (3.4%)
Adobe Systems, Inc.(1)	1,500	$48,690
Autodesk, Inc.(1)	1,100	36,707
Oracle Corp.	2,500	78,725
		164,122
Telecommunications (1.8%)
Cisco Systems, Inc.	4,650	88,769

Toys/Games/Hobbies (1.7%)
Mattel, Inc.	2,350	83,378

Transportation (3.2%)
Norfolk Southern Corp.	1,400	89,082
Werner Enterprises, Inc.	3,100	66,247
		155,329

Total common stocks (cost: $4,192,688)		4,609,973

Money Market Mutual Fund (4.1%)
BlackRock Liquidity TempFund Portfolio, 0.14% (2)	200,000	200,000

Total money market mutual fund (cost: $200,000)		200,000

Total investments (3) (98.9%) (cost: $4,392,688)		4,809,973
Other assets in excess of liabilities (1.1%)		51,255
Net assets (100.0%)		$4,861,228

The following abbreviation is used in the portfolio descriptions:

ADR- American Depositary Receipt

(1)	Non-Income producing securities.

(2)	The rate shown reflects the seven day yield as of September 30, 2012.

(3)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2012. See table below.

			Total Net
			Unrealized
Federal Tax Basis	Appreciation	Depreciation	Appreciation
$4,415,082	$854,722	$(459,831)	$394,891

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$4,609,973	$—	$—	$4,609,973
Money Market Mutual Fund	200,000	—	—	200,000
Total	$4,809,973	$—	$—	$4,809,973

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2012, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While most corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Mutual Funds - Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Municipal Bonds - The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

Item 2.         Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	11/18/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	11/18/12

By (Signature and Title)*	/s/ Christopher D. Pohl
Christopher D. Pohl, Treasurer

Date	11/19/12

* Print the name and title of each signing officer under his or her signature.